Marketable Securities (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrealized gain (loss) on marketable securities		$ 1,074,290	$ (2,481,175)	$ 661,101	$ 1,253,100
Marketable securities		2,892,319		2,892,319		$ 2,231,218
Unrealized gain (loss) on marketable securities		(1,074,290)	2,481,175	(661,101)	(1,253,100)
Odyssey Group [Member]
Investment Owned, Balance, Shares							3,309,758	826,376,882
Proceeds from Sale of Other Investments						860,491
Unrealized gain (loss) on marketable securities				379,011	402,114
Unrealized gain (loss) on marketable securities				(379,011)	(402,114)
Scepter Holdings [Member]
Unrealized gain (loss) on marketable securities				661,101	850,985
Marketable securities		1,818,029		1,818,029		$ 2,231,218		$ 881,768
Note receivable converted, amount converted	$ 81,768
Note receivable converted, shares received	26,376,882
Gain (Loss) on disposition of asset	$ 87,044
Unrealized loss on marketable securities		$ 1,074,290	$ 1,389,014
Unrealized gain (loss) on marketable securities				$ (661,101)	$ (850,985)